UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21609

Western Asset Variable Rate Strategic Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)777-0102

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC. (GFY)

FORM N-Q

JUNE 30, 2015

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited)	June 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 41.7%
Adjustable Rate Mortgage Trust, 2005-11 5A1	0.457%	2/25/36	191,958	$160,369	(a)
Banc of America Funding Corp., 2003-1 A1	6.000%	5/20/33	82,996	87,614
Banc of America Funding Corp., 2004-B 6A1	2.222%	12/20/34	410,607	291,482	(a)
Banc of America Funding Corp., 2005-E 8A1	2.117%	6/20/35	459,675	300,890	(a)
Banc of America Funding Corp., 2015-R2 4A1	0.346%	9/29/36	1,007,890	936,128	(a)(b)
Banc of America Funding Corp., 2015-R3 3A2	0.906%	4/29/47	1,460,000	1,289,764	(a)(b)
Bayview Commercial Asset Trust, 2006-1A B2	1.887%	4/25/36	613,244	445,597	(a)(b)
Bear Stearns Alt-A Trust, 2004-03 A1	0.827%	4/25/34	502,613	491,411	(a)
Bear Stearns Alt-A Trust, 2004-10 1A3	1.187%	9/25/34	61,699	61,976	(a)
Bear Stearns ARM Trust, 2004-08 11A1	2.691%	11/25/34	314,436	310,827	(a)
Bear Stearns Asset-Backed Securities Trust, 2005-AC3 1A1	0.687%	7/25/35	558,558	501,270	(a)
Chevy Chase Mortgage Funding Corp., 2004-2A A1	0.457%	5/25/35	365,970	332,878	(a)(b)
Chevy Chase Mortgage Funding Corp., 2004-3A A1	0.437%	8/25/35	367,749	338,661	(a)(b)
Commercial Mortgage Trust, 2014-BBG A	0.986%	3/15/29	260,000	259,896	(a)(b)
Connecticut Avenue Securities, 2013-C01 M2	5.437%	10/25/23	300,000	326,475	(a)
Countrywide Alternative Loan Trust, 2004-6CB A	0.477%	5/25/34	525,026	511,262	(a)
Countrywide Alternative Loan Trust, 2005-24 4A1	0.417%	7/20/35	995,469	854,577	(a)
Countrywide Alternative Loan Trust, 2008-2R 3A1	6.000%	8/25/37	628,573	522,708
Countrywide Home Loans, 2004-20 2A1	2.500%	9/25/34	492,804	375,251	(a)
Countrywide Home Loans, 2004-R1 2A	6.500%	11/25/34	75,527	79,524	(b)
Countrywide Home Loans, 2005-HYB9 3A1A	2.313%	2/20/36	576,002	533,935	(a)
Countrywide Home Loans, 2005-R2 2A1	7.000%	6/25/35	184,088	202,995	(b)
Countrywide Home Loans, 2005-R3 AF	0.587%	9/25/35	301,316	275,299	(a)(b)
Countrywide Home Loans, 2006-R2 AF1	0.607%	7/25/36	154,706	141,813	(a)(b)
Countrywide Home Loans, Mortgage Pass-Through Trust, 2004-29 2A1	0.517%	2/25/35	52,491	47,968	(a)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-R1 1AF1	0.547%	3/25/35	255,564	229,240	(a)(b)
Credit Suisse Mortgage Trust, 2014-5R 3A1	0.385%	12/27/36	441,244	426,104	(a)(b)
Deutsche Mortgage Securities Inc., 2004-4 3AR1	2.835%	6/25/34	276,783	262,675	(a)
Downey Savings & Loan Association Mortgage Loan Trust, 2005-AR5 2A1A	0.518%	9/19/45	612,251	452,161	(a)
Downey Savings & Loan Association Mortgage Loan Trust, 2006-AR1 1A1A	1.066%	3/19/46	266,978	202,746	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 2638 DI, IO, PAC	5.000%	5/15/23	246,038	9,877
Federal National Mortgage Association (FNMA), 2013-25 BI, IO	3.000%	3/25/33	13,129,361	1,795,676
Federal National Mortgage Association (FNMA), 2013-62 AI, IO	3.000%	6/25/33	7,987,666	1,270,251
Federal National Mortgage Association (FNMA), STRIPS, 347 2, IO	5.000%	1/25/34	1,395,842	304,906
Federal National Mortgage Association (FNMA), STRIPS, IO, 339 30	5.500%	8/25/18	353,684	19,682	(a)
Government National Mortgage Association (GNMA), 2010-H03 FA	0.735%	3/20/60	154,271	154,975	(a)(c)
Government National Mortgage Association (GNMA), 2010-H10 FC	1.185%	5/20/60	132,599	135,737	(a)(c)
Government National Mortgage Association (GNMA), 2010-H11 FA	1.185%	6/20/60	714,697	730,904	(a)(c)
Government National Mortgage Association (GNMA), 2011-H01 AF	0.632%	11/20/60	1,287,497	1,290,446	(a)(c)
Government National Mortgage Association (GNMA), 2011-H03 FA	0.682%	1/20/61	149,361	150,211	(a)(c)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Government National Mortgage Association (GNMA), 2011-H05 FA	0.682%	12/20/60	288,551	$289,677	(a)(c)
Government National Mortgage Association (GNMA), 2011-H05 FB	0.682%	12/20/60	272,584	273,741	(a)(c)
Government National Mortgage Association (GNMA), 2011-H06 FA	0.632%	2/20/61	648,906	650,345	(a)(c)
Government National Mortgage Association (GNMA), 2011-H07 FA	0.682%	2/20/61	437,553	439,128	(a)(c)
Government National Mortgage Association (GNMA), 2011-H08 FD	0.682%	2/20/61	434,293	436,036	(a)(c)
Government National Mortgage Association (GNMA), 2011-H09 AF	0.682%	3/20/61	779,697	782,902	(a)(c)
Government National Mortgage Association (GNMA), 2011-H11 FB	0.682%	4/20/61	156,703	157,545	(a)(c)
Government National Mortgage Association (GNMA), 2012-H18 NA	0.702%	8/20/62	712,905	717,274	(a)(c)
Government National Mortgage Association (GNMA), 2012-H23 SA	0.712%	10/20/62	555,405	557,460	(a)(c)
Government National Mortgage Association (GNMA), 2012-H23 WA	0.702%	10/20/62	774,921	779,019	(a)(c)
Government National Mortgage Association (GNMA), 2013-082 IT, IO, PAC	3.500%	5/20/43	2,678,856	544,589
GSMPS Mortgage Loan Trust, 2005-LT1 A1	0.647%	2/25/35	92,384	87,159	(a)(b)
GSMPS Mortgage Loan Trust, 2005-RP2 1AF	0.537%	3/25/35	689,021	606,488	(a)(b)
GSMPS Mortgage Loan Trust, 2006-RP2 1AF1	0.587%	4/25/36	338,404	288,006	(a)(b)
GSMSC Resecuritization Trust, 2014	0.308%	4/26/37	1,230,000	1,055,859	(a)(b)
HarborView Mortgage Loan Trust, 2004-10 4A	2.528%	1/19/35	264,914	264,320	(a)
HarborView Mortgage Loan Trust, 2005-14 3A1A	2.651%	12/19/35	144,656	128,757	(a)
IMPAC Secured Assets Corp., 2005-2 A1	0.507%	3/25/36	1,587,322	1,158,142	(a)
Indymac Index Mortgage Loan Trust, 2004-AR07 A2	1.047%	9/25/34	205,503	189,190	(a)
Indymac Index Mortgage Loan Trust, 2004-AR08 2A2A	0.987%	11/25/34	59,814	54,388	(a)
Indymac Index Mortgage Loan Trust, 2004-AR12 A1	0.967%	12/25/34	248,229	212,239	(a)
Indymac Index Mortgage Loan Trust, 2005-AR21 4A1	2.699%	10/25/35	386,504	335,289	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJ	5.411%	5/15/47	1,210,000	1,044,799
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AJ	5.502%	6/12/47	690,000	684,930	(a)
JPMorgan Mortgage Trust, 2005-A3 3A4	2.256%	6/25/35	299,244	299,053	(a)
Luminent Mortgage Trust, 2006-2 A1A	0.387%	2/25/46	716,294	533,542	(a)
MASTR ARM Trust, 2003-6 2A1	2.166%	12/25/33	91,029	89,604	(a)
MASTR Reperforming Loan Trust, 2005-2 1A1F	0.537%	5/25/35	1,027,858	848,667	(a)(b)
MASTR Reperforming Loan Trust, 2006-2 1A1	4.699%	5/25/36	382,192	361,279	(a)(b)
MASTR Reperforming Loan Trust, 2006-2 2A1	3.004%	5/25/36	148,950	132,044	(a)(b)
Morgan Stanley Capital I Trust, 2007-HQ11 AJ	5.508%	2/12/44	660,000	683,914	(a)
Morgan Stanley Mortgage Loan Trust, 2006-3AR 1A3	0.447%	3/25/36	248,909	192,418	(a)
Morgan Stanley Mortgage Loan Trust, 2006-6AR 2A	2.614%	5/25/36	757,483	635,837	(a)
Morgan Stanley Reremic Trust, 2015-R2 1A1	0.838%	12/26/46	668,493	648,438	(a)(b)
Morgan Stanley Reremic Trust, 2015-R2 1B	0.838%	12/26/46	1,790,971	804,825	(a)(b)
Morgan Stanley Reremic Trust, 2015-R2 2A1	1.227%	12/26/46	1,021,825	988,891	(a)(b)
Morgan Stanley Reremic Trust, 2015-R4 1A1	0.435%	8/26/47	1,080,000	1,026,000	(a)(b)(d)
Mortgage IT Trust, 2005-3 A1	0.487%	8/25/35	485,239	458,866	(a)
Nomura Resecuritization Trust, 2015-1R 2A2	0.494%	10/26/36	1,070,000	1,006,196	(a)(b)
Nomura Resecuritization Trust, 2015-5R 4A1	0.321%	7/26/37	1,069,022	1,014,930	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Nomura Resecuritization Trust, 2015-7R 1A1	0.306%	9/26/35	1,070,000	$1,037,900	(a)(b)(d)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	555,705	551,649	(b)
Residential Accredit Loans Inc., 2004-QA2 A2	0.627%	6/25/34	343,793	338,763	(a)
Residential Accredit Loans Inc., 2005-QO4 2A1	0.467%	12/25/45	345,744	248,903	(a)
Residential Asset Mortgage Products Inc., 2003-SL1 M1	7.361%	4/25/31	587,115	509,322	(a)
Structured Agency Credit Risk Debt Notes, 2013-DN1 M2	7.337%	7/25/23	420,000	497,346	(a)
Structured Agency Credit Risk Debt Notes, 2014-HQ1 M2	2.687%	8/25/24	910,000	919,435	(a)
Structured ARM Loan Trust, 2004-09XS A	0.557%	7/25/34	541,280	524,117	(a)
Structured ARM Loan Trust, 2004-20 1A1	2.476%	1/25/35	188,309	175,319	(a)
Structured Asset Mortgage Investments Inc., 2004-AR3 1A1	0.788%	7/19/34	391,396	378,062	(a)
Structured Asset Mortgage Investments Inc., 2006-AR2 A1	0.417%	2/25/36	743,718	595,589	(a)
Structured Asset Mortgage Investments Inc., 2006-AR3 11A1	0.397%	4/25/36	306,414	223,238	(a)
Structured Asset Securities Corp., 1998-02 M1	1.287%	2/25/28	1,716	1,710	(a)
Structured Asset Securities Corp., 2005-RF1 A	0.537%	3/25/35	192,675	161,325	(a)(b)
Structured Asset Securities Corp., 2005-RF2 A	0.537%	4/25/35	215,166	179,877	(a)(b)
Structured Asset Securities Corp., 2005-RF3 2A	3.365%	6/25/35	3,053,611	2,743,037	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2003-AR8	0.547%	10/25/45	565,767	508,250	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2004-AR11	2.449%	10/25/34	176,300	178,572	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2004-AR12 A2A	0.577%	10/25/44	150,537	146,158	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-4 CB9	0.587%	6/25/35	744,477	575,627	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR01 A2A3	0.587%	1/25/45	121,453	115,498	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR08 2AB3	0.547%	7/25/45	919,771	851,837	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR13 A1C3	0.677%	10/25/45	241,286	205,077	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR02 A1A	1.098%	4/25/46	237,050	187,100	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $49,639,816)				50,431,658

ASSET-BACKED SECURITIES - 26.1%
ABFS Mortgage Loan Trust, 2002-3 M1	5.902%	9/15/33	725,680	584,547
Academic Loan Funding Trust, 2013-1A A	0.987%	12/26/44	460,800	460,411	(a)(b)
Access Financial Manufactured Housing Contract Trust, 1995-1 B1	7.650%	5/15/21	219,709	133,332
Access Group Inc., 2005-B A2	0.507%	7/25/22	68,105	67,726	(a)
Adams Mill CLO Ltd., 2014-1A A2	1.705%	7/15/26	500,000	494,336	(a)(b)
ALM Loan Funding, 2013-10A B	2.875%	1/15/25	250,000	246,014	(a)(b)
ALM Loan Funding, 2015-12A A1	1.826%	4/16/27	250,000	250,125	(a)(b)
Ameriquest Mortgage Securities Inc., 2002-AR1 M1	1.256%	9/25/32	151,564	138,940	(a)
Ameriquest Mortgage Securities Inc., 2005-R1 M1	0.862%	3/25/35	330,587	330,189	(a)
Apidos CDO, 2013-16A B	3.075%	1/19/25	400,000	397,352	(a)(b)
Argent Securities Inc., 2003-W3 M1	1.310%	9/25/33	24,094	23,521	(a)
Bear Stearns Asset-Backed Securities Trust, 2001-3 A1	1.087%	10/27/32	175,298	168,790	(a)
Bear Stearns Asset-Backed Securities Trust, 2007-SD1 1A2A	6.000%	10/25/36	701,806	590,317
Carlyle Global Market Strategies, 2013-4A C	3.070%	10/15/25	250,000	248,959	(a)(b)
Carlyle Global Market Strategies, 2014-3A A1A	1.737%	7/27/26	500,000	500,171	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Cent CLO 21 Ltd., 2014-21A A1B	1.667%	7/27/26	500,000	$498,500	(a)(b)
Chase Funding Mortgage Loan Asset-Backed Certificates, 2004-1 1A7	3.985%	11/25/33	339,918	347,759
Citigroup Mortgage Loan Trust Inc., 2005-OPT1 M1	0.817%	2/25/35	244,419	236,836	(a)
Citigroup Mortgage Loan Trust Inc., 2005-OPT4 M2	0.617%	7/25/35	387,424	385,616	(a)
Countrywide Asset-Backed Certificates, 2003-5 AF5	5.554%	2/25/34	631,145	662,472
Countrywide Asset-Backed Certificates, 2004-6 1A1	0.727%	12/25/34	1,096,850	1,044,813	(a)
Countrywide Asset-Backed Certificates, 2004-BC1 M1	0.937%	2/25/34	109,619	105,344	(a)
Countrywide Asset-Backed Certificates, 2007-13 2A1	1.087%	10/25/47	1,010,590	907,354	(a)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B	0.305%	11/15/36	646,830	575,563	(a)
Credit-Based Asset Servicing and Securitization LLC, 2007-SP1 A4	6.020%	12/25/37	532,465	560,539	(b)
Dryden Senior Loan Fund, 2014-31A C	3.125%	4/18/26	500,000	500,807	(a)(b)
EMC Mortgage Loan Trust, 2004-C A1	0.737%	3/25/31	47,878	47,381	(a)(b)
First Franklin Mortgage Loan Asset-Backed Certificates, 2005-FFH4 2A4	0.535%	12/25/35	17,425	17,465	(a)
Flatiron CLO Ltd., 2013-1A B	3.020%	1/17/26	500,000	492,333	(a)(b)
Greenpoint Home Equity Loan Trust, 2004-4 A	0.746%	8/15/30	200,092	187,563	(a)
Greenpoint Manufactured Housing, 1999-3 1A7	7.270%	6/15/29	176,150	178,015
GSAA Trust, 2006-5 2A3	0.457%	3/25/36	1,216,614	836,722	(a)
GSAMP Trust, 2004-OPT B1	2.585%	11/25/34	63,774	40,517	(a)
GSAMP Trust, 2004-SEA2 M2	1.437%	3/25/34	1,250,000	1,023,082	(a)
GSRPM Mortgage Loan Trust, 2007-1 A	0.587%	10/25/46	364,240	305,602	(a)(b)
Hertz Vehicle Financing LLC, 2013-1A A1	1.120%	8/25/17	580,000	580,351	(b)
Home Equity Mortgage Trust, 2006-2 2A1	0.347%	7/25/36	403,220	217,048	(a)
Indymac Seconds Asset Backed Trust, 2006-A A	0.447%	6/25/36	2,325,535	559,789	(a)
IXIS Real Estate Capital Trust, 2005-HE4 A3	0.527%	2/25/36	62,605	61,850	(a)
Lehman XS Trust, (Structured Asset Securities Corp.), 2005-1 2A2	1.684%	7/25/35	712,653	687,983	(a)
Lehman XS Trust, 2005-5N 3A1A	0.487%	11/25/35	269,117	240,394	(a)
Lehman XS Trust, 2006-8 2A4A	0.445%	6/25/36	1,898,517	1,150,150	(a)
Long Beach Mortgage Loan Trust, 2001-3 M1	1.012%	9/25/31	187,188	172,688	(a)
Long Beach Mortgage Loan Trust, 2002-1 2M1	1.312%	5/25/32	187,121	181,750	(a)
Madison Park Funding Ltd., 2013-11A C	3.027%	10/23/25	250,000	247,881	(a)(b)
Marathon CLO Ltd., 2015-8A C	4.336%	7/18/27	250,000	237,600	(a)(b)
MASTR Specialized Loan Trust, 2007-1 A	0.557%	1/25/37	420,860	274,171	(a)(b)
Morgan Stanley Capital Inc., 2003-NC9 M	1.312%	9/25/33	717,286	697,565	(a)
Morgan Stanley Capital Inc., 2004-HE8 A7	1.247%	9/25/34	74,135	70,104	(a)
Morgan Stanley Capital Inc., 2004-HES M2	2.062%	6/25/34	1,117,353	1,034,881	(a)
National Collegiate Student Loan Trust, 2006-1 A3	0.377%	5/25/26	134,374	133,945	(a)
Neuberger Berman CLO Ltd., 2013-15A C	3.125%	10/15/25	400,000	396,149	(a)(b)
New Century Home Equity Loan Trust, 2004-3 M1	1.117%	11/25/34	638,898	595,004	(a)
Novastar Home Equity Loan, 2004-1 M3	1.012%	6/25/34	690,000	642,703	(a)
Option One Mortgage Loan Trust, 2005-1 A4	0.987%	2/25/35	98,721	97,084	(a)
Origen Manufactured Housing Contract Trust, 2007-A A2	0.174%	4/15/37	547,921	499,099	(a)
Park Place Securities Inc., 2004-WHQ2 M2	1.132%	2/25/35	355,543	355,443	(a)
Park Place Securities Inc., 2005-WHQ2 M2	0.647%	5/25/35	1,110,000	1,054,703	(a)
Pennsylvania Higher Education Assistance Agency, 2013-3A A	0.937%	11/25/42	433,808	434,851	(a)(b)
People’s Choice Home Loan Securities Trust, 2004-2 M1	1.087%	10/25/34	147,806	146,760	(a)
RAAC Series, 2006-RP2 A	0.435%	2/25/37	313,228	309,986	(a)(b)
RAAC Series, 2006-RP3 A	0.455%	5/25/36	627,921	571,820	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
ASSET-BACKED SECURITIES - (continued)
RAAC Series, 2007-RP3 M1	0.985%	10/25/46	1,138,034		$445,235	(a)(b)
Regatta IV Funding Ltd., 2014-1A D	3.777%	7/25/26	250,000		238,534	(a)(b)
Renaissance Home Equity Loan Trust, 2003-1 A	1.047%	6/25/33	606,712		577,447	(a)
Renaissance Home Equity Loan Trust, 2003-2 A	1.065%	8/25/33	89,974		85,242	(a)
Renaissance Net Interest Margin Trust, 2007-2 N	8.353%	6/25/37	128,633		1	(b)(e)(f)
Residential Asset Mortgage Products Inc., 2003-RS7 MII1	1.310%	8/25/33	36,411		32,446	(a)
Residential Asset Mortgage Products Inc., 2003-RZ4 A7	4.790%	6/25/33	25,387		26,108
Residential Asset Mortgage Products Inc., 2004-RZ3 MII2	1.837%	9/25/34	218,682		206,571	(a)
Residential Funding Mortgage Securities Trust, 2006-HSA3 A	0.317%	5/25/36	987,469		886,578	(a)
SACO I Trust, 2006-3 A3	0.647%	4/25/36	248,891		399,063	(a)
SACO I Trust, 2006-4 A1	0.527%	3/25/36	258,097		385,922	(a)
SLM Student Loan Trust, 2003-01 A5C	1.036%	12/15/32	360,843		361,504	(a)(b)
SLM Student Loan Trust, 2003-04 A5A	1.036%	3/15/33	150,316		150,582	(a)(b)
SLM Student Loan Trust, 2003-04 A5E	1.036%	3/15/33	399,068		399,775	(a)(b)
SLM Student Loan Trust, 2012-E A1	0.936%	10/16/23	152,401		152,770	(a)(b)
SLM Student Loan Trust, 2013-B B	3.000%	5/16/44	700,000		686,705	(b)
Soundview Home Equity Loan Trust, 2005-3 M2	0.967%	6/25/35	30,826		30,795	(a)
Structured Asset Investment Loan Trust, 2004-9 M4	2.137%	10/25/34	117,619		89,395	(a)
Structured Asset Securities Corp., 2004-6XS A5B	5.550%	3/25/34	348,059		363,865
Structured Asset Securities Corp., 2006-GEL1 A2	0.537%	11/25/35	62,402		62,087	(a)(b)
Structured Asset Securities Corp., 2007-BC3 2A3	0.367%	5/25/47	290,000		205,980	(a)
Venture CDO Ltd., 2014-16A A3L	3.025%	4/15/26	500,000		491,801	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $30,531,459)					31,519,171

CONVERTIBLE BONDS & NOTES - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Axtel SAB de CV, Senior Secured Notes (Cost - $29,690)	9.000%	1/31/20	214,800	MXN	25,966	(b)

CORPORATE BONDS & NOTES - 31.7%
CONSUMER DISCRETIONARY - 3.4%
Automobiles - 1.8%
Ford Motor Credit Co., LLC, Senior Notes	5.875%	8/2/21	250,000		284,982
General Motors Co., Senior Notes	3.500%	10/2/18	400,000		414,004
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	400,000		416,289
General Motors Financial Co. Inc., Senior Notes	4.250%	5/15/23	1,000,000		1,013,541

Total Automobiles					2,128,816

Diversified Consumer Services - 0.0%
Service Corp. International, Senior Notes	7.625%	10/1/18	30,000		34,350

Hotels, Restaurants & Leisure - 0.4%
Choctaw Resort Development Enterprise, Senior Notes	7.250%	11/15/19	209,000		207,955	(b)
MGM Resorts International, Senior Notes	7.625%	1/15/17	230,000		245,813

Total Hotels, Restaurants & Leisure					453,768

Media - 1.2%
Comcast Corp., Senior Notes	6.500%	1/15/17	400,000		432,767	(c)
DISH DBS Corp., Senior Notes	6.750%	6/1/21	400,000		418,000
DISH DBS Corp., Senior Notes	5.875%	11/15/24	190,000		182,994
Time Warner Cable Inc., Senior Notes	4.125%	2/15/21	400,000		413,473

Total Media					1,447,234

TOTAL CONSUMER DISCRETIONARY					4,064,168

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER STAPLES - 1.1%
Food Products - 0.7%
Kraft Foods Group Inc., Senior Notes	5.375%	2/10/20	104,000	$116,203
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	800,000	806,058	(b)

Total Food Products				922,261

Tobacco - 0.4%
Altria Group Inc., Senior Notes	9.250%	8/6/19	350,000	439,732

TOTAL CONSUMER STAPLES				1,361,993

ENERGY - 5.9%
Energy Equipment & Services - 0.4%
Ensco PLC, Senior Notes	5.200%	3/15/25	300,000	297,579
Key Energy Services Inc., Senior Notes	6.750%	3/1/21	350,000	208,250
Parker Drilling Co., Senior Notes	6.750%	7/15/22	60,000	52,050

Total Energy Equipment & Services				557,879

Oil, Gas & Consumable Fuels - 5.5%
Anadarko Petroleum Corp., Senior Notes	6.375%	9/15/17	380,000	417,229
BP Capital Markets PLC, Senior Bonds	3.506%	3/17/25	400,000	394,947
BP Capital Markets PLC, Senior Notes	3.125%	10/1/15	530,000	533,582	(c)
Chesapeake Energy Corp., Senior Notes	7.250%	12/15/18	285,000	294,975
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	150,000	141,750
Continental Resources Inc., Senior Notes	5.000%	9/15/22	500,000	490,941
Ecopetrol SA, Senior Notes	4.250%	9/18/18	240,000	250,500
Enterprise Products Operating LLC, Junior Subordinated Notes	8.375%	8/1/66	80,000	84,000	(a)
Enterprise Products Operating LLP, Subordinated Notes	7.034%	1/15/68	120,000	129,300	(a)
LUKOIL International Finance BV, Bonds	6.356%	6/7/17	210,000	219,765	(g)
LUKOIL International Finance BV, Senior Notes	7.250%	11/5/19	240,000	254,160	(g)
Petrobras Global Finance BV, Senior Notes	7.875%	3/15/19	1,100,000	1,171,181
Petroleos Mexicanos, Senior Notes	3.125%	1/23/19	120,000	121,440
Range Resources Corp., Senior Subordinated Notes	6.750%	8/1/20	550,000	568,563
Rosneft Finance SA, Senior Notes	7.875%	3/13/18	200,000	210,000	(g)
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	1.191%	4/10/19	650,000	649,395	(a)(b)
Whiting Canadian Holding Co. ULC, Senior Notes	8.125%	12/1/19	400,000	420,750
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	229,000	278,366

Total Oil, Gas & Consumable Fuels				6,630,844

TOTAL ENERGY				7,188,723

FINANCIALS - 14.6%
Banks - 8.9%
Bank of America Corp., Junior Subordinated Notes	6.250%	9/5/24	650,000	647,972	(a)(h)
Bank of America Corp., Senior Notes	3.750%	7/12/16	600,000	615,237	(c)
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	660,000	644,295	(c)
Barclays Bank PLC, Senior Notes	5.000%	9/22/16	200,000	209,356
BBVA US Senior SAU, Senior Notes	4.664%	10/9/15	200,000	201,929
Citigroup Inc., Senior Notes	6.125%	11/21/17	800,000	880,470	(c)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, Junior Subordinated Notes	11.000%	6/30/19	260,000	330,525	(a)(b)(h)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, Senior Notes	3.375%	1/19/17	190,000	196,330
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	620,000	722,300	(a)(b)(h)
Intesa Sanpaolo SpA, Senior Notes	3.625%	8/12/15	140,000	140,350	(b)
Itau Unibanco Holding SA, Senior Notes	2.850%	5/26/18	600,000	596,700	(b)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
JPMorgan Chase & Co., Junior Subordinated Bonds	5.150%	5/1/23	1,320,000	$1,259,412	(a)(h)
M&T Bank Corp., Junior Subordinated Stock	6.450%	2/15/24	1,190,000	1,282,225	(a)(h)
PNC Financial Services Group Inc., Junior Subordinated	4.850%	6/1/23	990,000	947,925	(a)(h)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	8/24/15	1,420,000	1,405,800	(a)(h)
Wells Fargo & Co., Senior Notes	3.676%	6/15/16	250,000	256,844
Wells Fargo & Co., Senior Notes	2.100%	5/8/17	460,000	467,929

Total Banks				10,805,599

Capital Markets - 1.9%
Bank of New York Mellon Corp., Junior Subordinated Notes	4.500%	6/20/23	1,340,000	1,242,850	(a)(h)
Goldman Sachs Capital III, Preferred Securities	4.000%	8/24/15	950,000	726,940	(a)(h)
Goldman Sachs Group Inc., Senior Notes	6.250%	9/1/17	300,000	328,527	(c)

Total Capital Markets				2,298,317

Consumer Finance - 1.1%
Ally Financial Inc., Senior Notes	8.000%	3/15/20	225,000	265,500
American Express Co., Senior Notes	2.650%	12/2/22	517,000	498,161
HSBC Finance Corp., Senior Notes	6.676%	1/15/21	500,000	579,131

Total Consumer Finance				1,342,792

Diversified Financial Services - 1.9%
General Electric Capital Corp., Junior Subordinated Bonds	5.250%	6/15/23	1,200,000	1,231,500	(a)(h)
General Electric Capital Corp., Senior Notes	2.950%	5/9/16	550,000	560,803	(c)
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	490,000	537,339

Total Diversified Financial Services				2,329,642

Insurance - 0.6%
MetLife Inc., Junior Subordinated Bonds	5.250%	6/15/20	680,000	675,750	(a)(h)

Thrifts & Mortgage Finance - 0.2%
Santander Holdings USA Inc., Senior Notes	4.625%	4/19/16	240,000	246,031

TOTAL FINANCIALS				17,698,131

HEALTH CARE - 0.9%
Health Care Equipment & Supplies - 0.6%
Becton, Dickinson & Co., Senior Notes	3.734%	12/15/24	300,000	299,581	(c)
Medtronic Inc., Senior Notes	3.500%	3/15/25	440,000	439,035	(b)(c)

Total Health Care Equipment & Supplies				738,616

Pharmaceuticals - 0.3%
Actavis Funding SCS, Senior Notes	3.450%	3/15/22	400,000	396,799

TOTAL HEALTH CARE				1,135,415

INDUSTRIALS - 1.0%
Airlines - 0.1%
Air 2 US, Notes	8.027%	10/1/19	36,597	39,158	(b)
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	45,435	52,137

Total Airlines				91,295

Commercial Services & Supplies - 0.2%
Waste Management Inc., Senior Notes	2.600%	9/1/16	300,000	305,348

Construction & Engineering - 0.6%
Brundage-Bone Concrete Pumping Inc., Senior Secured Notes	10.375%	9/1/21	200,000	210,000	(b)
Odebrecht Finance Ltd., Senior Notes	4.375%	4/25/25	700,000	537,040	(b)

Total Construction & Engineering				747,040

Industrial Conglomerates - 0.1%
Leucadia National Corp., Senior Notes	8.125%	9/15/15	80,000	81,049

TOTAL INDUSTRIALS				1,224,732

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INFORMATION TECHNOLOGY - 0.3%
Electronic Equipment, Instruments & Components - 0.2%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	260,000	$262,600

IT Services - 0.1%
First Data Corp., Senior Secured Notes	6.750%	11/1/20	65,000	68,860	(b)

TOTAL INFORMATION TECHNOLOGY				331,460

MATERIALS - 1.5%
Chemicals - 0.1%
Jac Holding Corp., Senior Secured Notes	11.500%	10/1/19	150,000	154,875	(b)

Construction Materials - 0.6%
Cemex SAB de CV, Senior Secured Notes	5.025%	10/15/18	650,000	685,425	(a)(b)

Metals & Mining - 0.8%
Rio Tinto Finance USA Ltd., Senior Notes	2.500%	5/20/16	500,000	508,836
Thompson Creek Metals Co. Inc., Senior Notes	12.500%	5/1/19	150,000	139,500
Vale Overseas Ltd., Senior Notes	6.250%	1/23/17	338,000	357,727

Total Metals & Mining				1,006,063

TOTAL MATERIALS				1,846,363

TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 1.7%
Axtel SAB de CV, Senior Secured Notes	9.000%	1/31/20	188,000	188,940	(b)
Cincinnati Bell Telephone Co., Senior Debentures	6.300%	12/1/28	45,000	43,425
Deutsche Telekom International Finance BV, Senior Notes	5.750%	3/23/16	140,000	144,746
Telecom Italia Capital, Senior Notes	5.250%	10/1/15	320,000	323,072
Telefonica Emisiones SAU, Senior Notes	3.992%	2/16/16	230,000	233,989
Verizon Communications Inc., Senior Notes	4.600%	4/1/21	300,000	322,788
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	730,000	800,581

Total Diversified Telecommunication Services				2,057,541

Wireless Telecommunication Services - 1.0%
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	650,000	560,625
Sprint Corp., Senior Notes	7.875%	9/15/23	620,000	606,236

Total Wireless Telecommunication Services				1,166,861

TOTAL TELECOMMUNICATION SERVICES				3,224,402

UTILITIES - 0.3%
Electric Utilities - 0.3%
Edison International, Senior Notes	3.750%	9/15/17	300,000	314,947

TOTAL CORPORATE BONDS & NOTES (Cost - $37,951,750)				38,390,334

MORTGAGE-BACKED SECURITIES - 2.1%
GNMA - 2.1%
Government National Mortgage Association (GNMA)	6.500%	8/15/34	216,677	252,901	(c)
Government National Mortgage Association (GNMA) II	1.359%	8/20/58	147,774	150,204	(a)(c)
Government National Mortgage Association (GNMA) II	1.700%	10/20/59-1/20/60	813,375	835,075	(a)(c)
Government National Mortgage Association (GNMA) II	3.272%	10/20/59	26,231	27,984	(a)(c)
Government National Mortgage Association (GNMA) II	1.666%	12/20/59	169,797	174,153	(a)(c)

Government National Mortgage Association (GNMA) II	1.670%	12/20/59	728,568	745,625	(a)(c)
Government National Mortgage Association (GNMA) II	1.361%	7/20/60	155,270	159,152	(a)(c)
Government National Mortgage Association (GNMA) II	1.523%	7/20/60	167,159	170,773	(a)(c)

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $2,497,628)				2,515,867

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
MUNICIPAL BONDS - 0.3%
North Carolina - 0.3%
North Carolina State Education Assistance Authority Revenue, Student Loan Backed Notes (Cost - $378,341)	1.166%	10/25/41	400,000		$400,972	(a)

SENIOR LOANS - 2.5%
CONSUMER DISCRETIONARY - 1.1%
Media - 0.9%
CSC Holdings Inc., New Term Loan B	2.687%	4/17/20	124,244		123,380	(i)(j)
Univision Communications Inc., Term Loan C4	4.000%	3/1/20	781,333		777,318	(i)(j)
Virgin Media Investment Holdings Ltd., USD Term Loan F	3.500%	6/30/23	168,330		166,910	(i)(j)

Total Media					1,067,608

Specialty Retail - 0.2%
Michaels Stores Inc., Term Loan B	3.750%	1/28/20	245,614		245,179	(i)(j)

TOTAL CONSUMER DISCRETIONARY					1,312,787

CONSUMER STAPLES - 0.2%
Food Products - 0.2%
Kraft Heinz Foods Co., Term Loan B2	3.250%	6/5/20	197,030		197,301	(i)(j)

HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Envision Healthcare Corp., Term Loan	4.000%	5/25/18	236,812		237,207	(i)(j)

INDUSTRIALS - 0.2%
Airlines - 0.2%
American Airlines Inc., New Term Loan	3.500%	6/26/20	295,489		293,273	(i)(j)

INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.2%
First Data Corp., New 2018 Extended Term Loan	3.687%	3/24/18	301,701		301,111	(i)(j)

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
Intelsat Jackson Holdings SA, Term Loan B2	3.750%	6/30/19	711,984		707,831	(i)(j)

TOTAL SENIOR LOANS (Cost - $2,976,323)					3,049,510

SOVEREIGN BONDS - 3.6%
Brazil - 2.2%
Banco Nacional de Desenvolvimento Economico e Social, Senior Notes	3.375%	9/26/16	420,000		424,200	(b)
Federative Republic of Brazil, Notes	10.000%	1/1/21	7,582,000	BRL	2,199,824

Total Brazil					2,624,024

Mexico - 1.1%
United Mexican States, Medium-Term Notes	6.750%	9/27/34	85,000		107,100
United Mexican States, Senior Bonds	6.500%	6/9/22	15,090,000	MXN	997,025
United Mexican States, Senior Notes	5.550%	1/21/45	210,000		224,175

Total Mexico					1,328,300

Russia - 0.3%
Russian Foreign Bond - Eurobond, Senior Bonds	12.750%	6/24/28	254,000		399,628	(g)

TOTAL SOVEREIGN BONDS (Cost - $4,444,633)					4,351,952

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.0%
U.S. Government Obligations - 0.0%
U.S. Treasury Notes (Cost - $10,034)	2.750%	11/15/23	10,000	$10,396

			SHARES
COMMON STOCKS - 0.0%
INDUSTRIALS - 0.0%
Marine - 0.0%
DeepOcean Group Holding AS (Cost - $72,490)			3,101	23,705	*(d)(e)

PREFERRED STOCKS - 1.6%
FINANCIALS - 1.6%
Capital Markets - 1.6%
Northern Trust Corp.	5.850%		28,000	716,240
State Street Corp.	5.900%		49,000	1,257,830	(a)

TOTAL PREFERRED STOCKS (Cost - $1,975,960)				1,974,070

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $130,508,124)				132,693,601

			FACE AMOUNT†
SHORT-TERM INVESTMENTS - 1.0%
Repurchase Agreements - 1.0%
State Street Bank & Trust Co. repurchase agreement dated 6/30/15; Proceeds at maturity - $1,205,000; (Fully collateralized by U.S. government obligations, 3.625% due 8/15/19; Market value - $1,232,965) (Cost - $1,205,000)	0.000%	7/1/15	1,205,000	1,205,000

TOTAL INVESTMENTS - 110.6% (Cost - $131,713,124#)				133,898,601
Liabilities in Excess of Other Assets - (10.6)%				(12,863,481)

TOTAL NET ASSETS - 100.0%				$121,035,120

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2015

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(e)	Illiquid security.

(f)	The coupon payment on these securities is currently in default as of June 30, 2015.

(g)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(h)	Security has no maturity date. The date shown represents the next call date.

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
BRL	— Brazilian Real
CDO	— Collateralized Debt Obligation
CLO	— Collateral Loan Obligation
IO	— Interest Only
MXN	— Mexican Peso
PAC	— Planned Amortization Class
STRIPS	— Separate Trading of Registered Interest and Principal Securities

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Variable Rate Strategic Fund Inc. (the “Fund”) was incorporated in Maryland on August 3, 2004 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to maintain a high level of current income.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Collateralized mortgage obligations	—	$46,704,390	$3,727,268	$50,431,658
Asset-backed securities	—	31,519,171	—	31,519,171
Convertible bonds & notes	—	25,966	—	25,966
Corporate bonds & notes:
Industrials	—	1,133,437	91,295	1,224,732
Other corporate bonds & notes	—	37,165,602	—	37,165,602
Mortgage-backed securities	—	2,515,867	—	2,515,867
Municipal bonds	—	400,972	—	400,972
Senior loans	—	3,049,510	—	3,049,510
Sovereign bonds	—	4,351,952	—	4,351,952
U.S. government & agency obligations	—	10,396	—	10,396
Common stocks	—	—	23,705	23,705
Preferred stocks	$1,974,070	—	—	1,974,070

Total long-term investments	$1,974,070	$126,877,263	$3,842,268	$132,693,601

Short-term investments†	—	1,205,000	—	1,205,000

Total investments	$1,974,070	$128,082,263	$3,842,268	$133,898,601

Other financial instruments:
Futures contracts	$13,044	—	—	$13,044
OTC interest rate swaps‡	—	$81,426	—	81,426
Centrally cleared interest rate swaps	—	1,141,960	—	1,141,960

Total other financial instruments	$13,044	$1,223,386	—	$1,236,430

Total	$1,987,114	$129,305,649	$3,842,268	$135,135,031

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$76,388	—	—	$76,388
OTC credit default swaps on corporate issues - buy protection‡	—	$362	—	362

Total	$76,388	$362	—	$76,750

†	See Schedule of Investments for additional detailed categorizations.

‡	Values include any premiums paid or received with respect to swap contracts.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

			CORPORATE BOND & NOTES
INVESTMENTS IN SECURITIES	COLLATERALIZED MORTGAGE OBLIGATIONS	ASSET-BACKED SECURITIES	INDUSTRIALS	COMMON STOCKS	TOTAL
Balance as of September 30, 2014	$615,975	$781,600	—	$87,907	$1,485,482
Accrued premiums/discounts	441	386	—	—	827
Realized gain (loss)	993	(5,548)	—	—	(4,555)
Change in unrealized appreciation (depreciation)[1]	843	6,955	—	(64,202)	(56,404)
Purchases	3,758,984	—	—	—	3,758,984
Sales	(92,508)	(291,060)	—	—	(383,568)
Transfers into Level 3[2]	—	—	$91,295	—	91,295
Transfers out of Level 3[3]	(557,460)	(492,333)	—	—	(1,049,793)

Balance as of June 30, 2015	$3,727,268	—	$91,295	$23,705	$3,842,268

Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2015[1]	$(412)	—	—	$(64,202)	$(64,614)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Investments

At June 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,630,907
Gross unrealized depreciation	(4,445,430)

Net unrealized appreciation	$2,185,477

At June 30, 2015, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value
Barclays Capital Inc.	0.750%	6/5/15	7/2/15	$2,038,425	Corporate bonds & notes	$2,234,323
Barclays Capital Inc.	0.750%	6/12/15	7/13/15	2,276,475	Corporate bonds & notes	2,499,974
Deutsche Bank AG	0.500%	6/17/15	9/17/15	7,139,458	Collateralized mortgage obligations	7,545,400
Deutsche Bank AG	0.500%	6/17/15	9/17/15	2,373,519	Mortgage-backed securities	2,515,866

				$13,827,877		$14,795,563

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

At June 30, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	48	12/15	$11,922,756	$11,935,800	$13,044
U.S. Treasury 10-Year Notes	63	9/15	7,973,642	7,948,828	(24,814)
U.S. Treasury Ultra Long-Term Bonds	6	9/15	945,941	924,375	(21,566)

					(33,336)

Contracts to Sell:
U.S. Treasury 2-Year Notes	48	9/15	10,486,063	10,509,000	(22,937)
U.S. Treasury 5-Year Notes	12	9/15	1,424,023	1,431,094	(7,071)

					(30,008)

Net unrealized depreciation on open futures contracts					$(63,344)

Notes to Schedule of Investments (unaudited) (continued)

At June 30, 2015, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†		PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Barclays Capital Inc.	$2,500,000	9/7/22	1.670% semi-annually		3-Month LIBOR	—	$81,426

CENTRALLY CLEARED INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†		PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Barclays Capital Inc.	$822,000	2/15/41	2.392% semi-annually		3-Month LIBOR	—	$78,312
Morgan Stanley	25,000,000	1/20/25	1.925% semi-annually		3-Month LIBOR	$(5,744)	1,063,648

Total	$25,822,000					$(5,744)	$1,141,960

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT JUNE 30, 2015[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Goldman Sachs Group Inc. (Assured Guaranty Municipal Corp., 0.480%, due 3/20/20)	$10,000	3/20/20	4.11%	5.000% quarterly	$(362)	$150	$(512)

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

3. Recent accounting pronouncement

The Fund has adopted the disclosure provisions of Financial Accounting Standards Board Accounting Standards Update No. 2014-11 (“ASU No. 2014-11”), Transfers and Servicing (Topic 860) Repurchase-to-Maturity Transactions, Repurchase Financings and Disclosures. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in repurchase agreements and similar transactions that are accounted for as secured borrowings.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Variable Rate Strategic Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: August 21, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: August 21, 2015